SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Retirement Benefits (Details) - Qualified Defined Benefit Plan [Member] - U S Based Subsidiaries [Member]	12 Months Ended
Jun. 30, 2021
Retirement Benefits [Abstract]
Percentage of matching contributions	25.00%
Percentage of employee contribution	6.00%
Percentage of vesting employee contribution per year	25.00%
Vesting period	4 years